January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Dividend Active ETF | BIDD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares International Dividend Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 7.1%
Teck Resources Ltd., Class B	305,980	$ 16,422,002
Toronto-Dominion Bank	122,209	11,421,670
Waste Connections, Inc.	34,720	5,808,553
		33,652,225
China — 3.4%
Tencent Holdings Ltd.	144,408	11,099,459
Tencent Holdings Ltd., ADR	62,492	4,773,764
		15,873,223
Finland — 2.0%
Kone OYJ, Class B	131,613	9,458,351
France — 7.2%
Air Liquide SA	33,170	6,211,488
BNP Paribas SA	88,111	9,527,655
EssilorLuxottica SA	24,080	7,361,156
Schneider Electric SE	38,505	11,039,454
		34,139,753
Germany — 6.7%
Allianz SE, Registered Shares	25,312	11,145,421
Deutsche Telekom AG, Registered Shares	273,364	9,173,618
SAP SE	57,218	11,430,347
		31,749,386
Hong Kong — 3.0%
Alibaba Group Holding Ltd.	460,308	9,792,396
Alibaba Group Holding Ltd., ADR	26,260	4,452,646
		14,245,042
India — 3.9%
AceVector Ltd., (Acquired 05/07/14, Cost: $7,423,816)(a)(b)	1,595,200	502,903
HDFC Bank Ltd., ADR	346,000	11,203,480
Kotak Mahindra Bank Ltd.	1,456,740	6,465,054
		18,171,437
Italy — 3.0%
FinecoBank Banca Fineco SpA	539,783	14,309,773
Japan — 9.7%
Honda Motor Co. Ltd.	875,700	8,807,381
Mitsubishi UFJ Financial Group, Inc.	556,200	10,072,979
Shin-Etsu Chemical Co. Ltd.	373,500	12,282,383
Sony Group Corp.	663,300	14,624,376
		45,787,119
Mexico — 1.7%
Grupo Financiero Banorte SAB de CV, Class O	717,300	8,109,233
Netherlands — 7.2%
ASM International NV	14,783	12,415,254
ASR Nederland NV	113,865	8,270,088
Koninklijke KPN NV	2,722,811	13,335,000
		34,020,342
Singapore — 2.4%
United Overseas Bank Ltd.	368,854	11,116,941
South Korea — 2.6%
SK Hynix, Inc.	19,404	12,115,412
Security	Shares	Value
Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA	407,478	$ 10,343,276
Industria de Diseno Textil SA	163,414	10,633,364
		20,976,640
Sweden — 5.9%
Assa Abloy AB, Class B	310,724	12,563,793
Atlas Copco AB, A Shares	746,570	15,395,905
		27,959,698
Switzerland — 2.5%
UBS Group AG, Registered Shares	253,634	12,000,789
Taiwan — 7.7%
MediaTek, Inc.	167,000	9,263,579
Taiwan Semiconductor Manufacturing Co. Ltd.	486,000	26,873,809
		36,137,388
Thailand — 2.0%
Bangkok Dusit Medical Services PCL, NVDR	14,755,400	9,410,035
United Kingdom — 12.1%
AstraZeneca PLC	72,388	13,486,907
BAE Systems PLC	217,913	5,915,671
British American Tobacco PLC	205,434	12,411,009
Shell PLC	492,676	18,981,504
Taylor Wimpey PLC	4,278,183	6,254,535
		57,049,626
United States — 3.7%
General Electric Co.	31,212	9,575,529
Mastercard, Inc., Class A	14,997	8,080,234
		17,655,763
Total Long-Term Investments — 98.3% (Cost: $370,421,598)		463,938,176
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	639,029	639,348
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	5,090,000	5,090,000
Total Short-Term Securities — 1.2% (Cost: $5,729,285)		5,729,348
Total Investments — 99.5% (Cost: $376,150,883)		469,667,524
Other Assets Less Liabilities — 0.5%		2,325,945
Net Assets — 100.0%		$ 471,993,469

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $502,903, representing 0.1% of its net assets as of period end, and an original cost of $7,423,816.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares International Dividend Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 641,725 (a)	$ —	$ (2,440)	$ 63	$ 639,348	639,029	$ 7,557 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(2,750,000)(a)	—	—	5,090,000	5,090,000	174,984	—
				$ (2,440)	$ 63	$ 5,729,348		$ 182,541	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 33,652,225	$ —	$ —	$ 33,652,225
China	4,773,764	11,099,459	—	15,873,223
Finland	—	9,458,351	—	9,458,351
France	—	34,139,753	—	34,139,753
Germany	—	31,749,386	—	31,749,386
Hong Kong	4,452,646	9,792,396	—	14,245,042
India	11,203,480	6,465,054	502,903	18,171,437
Italy	—	14,309,773	—	14,309,773
Japan	—	45,787,119	—	45,787,119
Mexico	8,109,233	—	—	8,109,233
Netherlands	—	34,020,342	—	34,020,342
Singapore	—	11,116,941	—	11,116,941
South Korea	—	12,115,412	—	12,115,412
Spain	—	20,976,640	—	20,976,640
Sweden	—	27,959,698	—	27,959,698
Switzerland	—	12,000,789	—	12,000,789
Taiwan	—	36,137,388	—	36,137,388
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares International Dividend Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Thailand	$ —	$ 9,410,035	$ —	$ 9,410,035
United Kingdom	—	57,049,626	—	57,049,626
United States	17,655,763	—	—	17,655,763
Short-Term Securities
Money Market Funds	5,729,348	—	—	5,729,348
	$ 85,576,459	$ 383,588,162	$ 502,903	$ 469,667,524

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
SAB	Special Assessment Bonds